Supplement to the
Fidelity® Advisor Latin America Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

Adam Kutas no longer serves as a portfolio manager of the fund.

ALAF-07-01 January 16, 2007
1.743523.123

Supplement to the
Fidelity® Advisor Latin America Fund
Institutional Class
December 30, 2006
Prospectus

Adam Kutas no longer serves as a portfolio manager of the fund.

ALAFI-07-01 January 16, 2007
1.743524.120